Schedule of Other Accounts Receivable and Prepaid Expenses (Details) - Chemomab Therapeutics Ltd [Member] - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Government institutions		$ 151	$ 263
Prepaid expenses		2,864	1,435
Receivable from sale of ADSs		44
Other receivables and prepaid expenses	$ 3,270	$ 3,059	$ 1,698